Label	Element	Value
Virtus Newfleet Multi-Sector Intermediate Bond Series
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Virtus Variable Insurance Trust

Supplement dated March 18, 2020 to the Statutory Prospectus, Summary Prospectus and
Statement of Additional Information, each dated April 30, 2019, as supplemented

Important Notice To Investors

All Series

The information in this Supplement updates information in, and should be read in conjunction with, the Summary and Statutory Prospectuses and Statement of Additional Information for each Series.

Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Newfleet Multi-Sector Intermediate Bond Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Change in each Series’ “Market Volatility Risk”

The section of each Series’ Summary Prospectus and Statutory Prospectus entitled “Principal Risks” is revised to add the following to the end of the paragraph entitled “Market Volatility Risk.”

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Series and its investments, including hampering the ability of the Series’ portfolio manager(s) to invest the Series assets as intended.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	Investors should retain this supplement for future reference.